Material accounting policies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024
Going concern [Abstract]
Loss after income tax	$ (24,227)	$ (8,638)	$ 8,605	$ 1,889
Cash flows from (used in) operating activities			(161,206)	$ (81,505)
Current assets	(297,196)		(297,196)		$ 401,389
Net assets	$ 1,425,567		$ 1,425,567		$ 1,097,351
Minimum
Going concern [Abstract]
Period to adequate cash reserves to enable to meet its obligations from date of approval			1 year